UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                 INVESTMENT COMPANY ACT FILE NUMBER 811-21351

                         SEI ABSOLUTE RETURN FUND, L.P.
               (Exact name of registrant as specified in charter)
                                    --------


                            One Freedom Valley Drive
                                  Oaks, PA 19456
              (Address of principal executive offices) (Zip code)

                                Timothy D. Barto
                  c/o SEI Investments Management Corporation
                           One Freedom Valley Drive
                               Oaks, PA 19456
                   (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-1114

                      DATE OF FISCAL YEAR END: MARCH 31, 2005

                    DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.
SEI ABSOLUTE RETURN FUND, L.P.

Financial Statements (Unaudited)

For the six month period ended September 30, 2004

                         SEI Absolute Return Fund, L.P.

                              Financial Statements

                For the six month period ended September 30, 2004

                                    CONTENTS

Financial Statements (Unaudited)
Statement of Financial Condition...............................................1
Statement of Operations........................................................2
Statement of Changes in Members' Capital.......................................3
Statement of Cash Flows........................................................4
Notes to Financial Statements..................................................5

Beginning on the fiscal quarter ended December 31, 2004, the Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

                         SEI Absolute Return Fund, L.P.

                  Statement of Financial Condition (Unaudited)

                               September 30, 2004

ASSETS
Cash                                                                    $ 52,708
Due from SEI Investments                                                  47,292
                                                                        --------
Total assets                                                            $100,000
                                                                        ========

Members' capital                                                        $100,000
                                                                        ========

SEE ACCOMPANYING NOTES.

                         SEI Absolute Return Fund, L.P.

                       Statement of Operations (Unaudited)

               For the six months period ended September 30, 2004

Investment Income:
   Reversal of organizational costs (see Note 2)                         $65,441
                                                                         -------
Total investment income                                                   65,441
                                                                         -------
Net gain                                                                 $65,441
                                                                         =======

SEE ACCOMPANYING NOTES.

                         SEI Absolute Return Fund, L.P.

                    Statement of Changes in Members' Capital

For the six month period ended September 30, 2004 (Unaudited) and the period from November 21, 2003 (commencement of operations) to March 31, 2004

                                                                       LIMITED
                                                                      INTEREST
FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 2004                      MEMBERS
                                                                      ---------

From investment activities:
   Net investment gain                                                $  65,441
                                                                      ---------
Net increase in members' capital derived from investment activities      65,441
                                                                      ---------

Members' capital transactions:
   Capital withdrawals                                                  (65,441)
                                                                      ---------
Net decrease in members' capital derived from capital transactions

Net increase in Members' capital                                             --
                                                                      ---------
Members' capital, March 31, 2004                                        100,000
                                                                      ---------
Members' capital, September 30, 2004                                  $ 100,000
                                                                      =========

                                                                       LIMITED
                                                                      INTEREST
FOR THE PERIOD NOVEMBER 21, 2003 TO MARCH 31, 2004                     MEMBERS
                                                                      ---------

From investment activities:
   Net investment loss                                                $ (65,441)
                                                                      ---------
Net decrease in members' capital derived from investment activities     (65,441)
                                                                      ---------

Members' capital transactions:
   Capital contributions at November 21, 2003 (seed date)               165,441
                                                                      ---------
Members' capital, March 31, 2004                                      $ 100,000
                                                                      =========

SEE ACCOMPANYING NOTES.

                         SEI Absolute Return Fund, L.P.

                       Statement of Cash Flows (Unaudited)

                For the six month period ended September 30, 2004

CASH FLOWS USED IN OPERATING ACTIVITIES
Net increase in members' capital derived from investment activities                 $  65,441
Adjustments to reconcile net decrease in members' capital derived from investment activities to net cash used in operating activities:
   Decrease in deferred offering costs                                                103,140
   Increase in due from SEI Investments                                               (47,292)
   Decrease in due from SEI Absolute Return Master Fund, L.P.                           2,813
   Decrease in due to Adviser                                                        (128,180)
                                                                                    ---------
Net cash used in operating activities                                                  (4,078)
                                                                                    ---------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital withdrawals                                                                   (65,441)
                                                                                    ---------
Net decrease in cash                                                                  (69,519)

Cash, beginning of period                                                             122,227
                                                                                    ---------
Cash, end of period                                                                 $  52,708
                                                                                    =========

SEE ACCOMPANYING NOTES.

                         SEI Absolute Return Fund, L.P.

                    Notes to Financial Statements (Unaudited)

                               September 30, 2004

1. ORGANIZATION

SEI Absolute Return Fund, L.P. (the "Fund"), is a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company.

The Fund's investment objective is to seek to achieve an attractive risk-adjusted return with low volatility and minimal directional market exposure over a full market cycle. The Fund intends to pursue its investment objective by investing substantially all of its assets in SEI Absolute Return Master Fund, L.P. (the "Master Fund"), a Delaware limited partnership registered under the 1940 Act as a closed-end management investment company with the same investment objective as the Fund. The Master Fund in turn intends to invest its assets in various private investment funds ("Hedge Funds"). The Master Fund had not commenced operations as of September 30, 2004. The Fund was not open to outside investors as of September 30, 2004. The General Partner of the Fund is SEI Funds, Inc. ("General Partner"), a Delaware corporation, which has contributed capital of $1,000 in the Fund as of September 30, 2004.

SEI Investments Management Corporation (the "Adviser"), a Delaware corporation and registered investment adviser, serves as the investment adviser to the Fund and the Master Fund.

The Fund has never commenced operations and never began investment activity. Previously, the only asset in the Fund was seed capital, which was provided by the Fund's adviser in anticipation of the launch of the Fund. The seed capital was held in cash. Since it is now expected that the Fund will not commence operations in the immediate future, the Fund liquidated the seed capital investment on October 13, 2004. The registration of the Fund will remain in effect, and the Fund may reopen and commence operations in the future.

2. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

                         SEI Absolute Return Fund, L.P.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

The Fund and Master Fund each intend to be treated as a partnership for Federal income tax purposes. Each member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

ORGANIZATIONAL AND OFFERING COSTS

Prior to August 4, 2004, costs incurred in connection with the Fund's organization was borne by the Fund as incurred. The Fund also received its pro-rata share of the costs incurred in connection with the organization of the Master Fund. The Fund incurred $65,441 and the Master Fund incurred $50,009 of organizational expenses as of August 4, 2004. The Fund incurred $103,140 and the Master Fund incurred $37,127 of offering expenses as of August 4, 2004.

Effective August 4, 2004, the Adviser decided to reimburse the Partnership for all previously incurred organization and offering expenses of the Partnership. These amounts were reversed against the accounts they were previously expensed to and can be located on the Statement of Operations. The Adviser also will incur all remaining organization and offering expenses of the Partnership.

3. ADVISORY AND SERVICE FEES

In light of the Adviser's arrangements with the Master Fund and the fact that the Fund will seek to achieve its investment objective by investing substantially all of its assets in the Master Fund, the Adviser will not charge the Fund an advisory fee, although the Fund will indirectly bear a proportionate share of the advisory fee paid by the Master Fund to the Adviser as a result of the Fund's investment in the Master Fund. The Master Fund will pay the Adviser a fixed advisory fee (the "Advisory Fee"), payable quarterly in arrears on the last business day of each quarter, equal to 1.00% (on an annualized basis)

                         SEI Absolute Return Fund, L.P.

3. ADVISORY AND SERVICE FEES (CONTINUED)

of the Master Fund's net asset value at the end of such quarter before giving effect to any repurchases of Master Fund interests. The Advisory Fee will reduce the net asset value of the Master Fund (and, indirectly, of the Fund) as of the end of the period in which it is payable and after the calculation of the Advisory Fee. The Adviser will charge a pro rata portion of the Advisory Fee in respect of contributions to the Master Fund or repurchases by the Master Fund that take place during a given calendar quarter.

For a period of three years from the Fund's initial closing, the Adviser has agreed that certain expenses of the Fund, including investor servicing fees, custody fees and administrative fees, together with expenses of the Master Fund that are borne by the Fund as a result of the Fund's investment in the Master Fund, including the Advisory Fee, custody fees, and administrative fees, shall not in aggregate exceed 2.00% per annum of the Fund's net asset value, and the Adviser will voluntarily waive fees to the extent necessary so that such 2.00% limit is not exceeded. The following expenses of the Fund and Master Fund are specifically excluded from the expense limit: extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Adviser has hired Pacific Alternative Asset Management Company, LLC, a California limited liability company, to serve as sub-adviser to the Fund and the Master Fund (the "Sub-Adviser"). The Sub-Adviser will be responsible for the day-to-day investment management of the Fund and the Master Fund with respect to investment in Hedge Funds, under the supervision of the Adviser and the board of directors (the "Board"). The Sub-Adviser will be compensated directly by the Adviser, and not by the Fund or the Master Fund, for the services it provides as Sub-Adviser to the Fund and the Master Fund.

SEI Investments Global Funds Services will serve as the Fund's and Master Fund's administrator (the "Administrator"). Under an agreement with the Administrator, the Fund and the Master Fund will pay the Administrator a fee equal to 0.09% (on an annualized basis) of the Fund's or the Master Fund's net asset value, as applicable, which will be accrued monthly based on month-end net assets and will be paid monthly, and will reimburse the Administrator for certain out-of-pocket expenses. The Administrator will perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by Federal, state and other applicable laws and regulations, and provides the Fund with administrative office facilities.

                         SEI Absolute Return Fund, L.P.

3. ADVISORY AND SERVICE FEES (CONTINUED)

The Administrator also serves as the Fund's investor servicing agent, facilitating the provision by financial advisors and other financial intermediaries of ongoing investor services and account maintenance services to Investors that are customers of such Investor Service Providers. Under the terms of a shareholder servicing agreement between the Fund and the Administrator, these services include, but are not limited to: (a) handling inquiries from Investors regarding the Fund; (b) assisting in the maintenance of Investors' accounts with the Fund; (c) assisting in the maintenance of Fund records; and
(d) providing such other information and Investor liaison services as the Administrator may reasonably request. The Fund will pay the Administrator a monthly fee computed at an annualized rate of 0.50% of the aggregate value of outstanding Interests in the Fund.

The administrative fee will begin to accrue once the Fund offers its Interests to outside investors.

SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets and the Master Fund's assets pursuant to a Custodian Services Agreement between the Fund and the Custodian and a separate Custodian Services Agreement between the Master Fund and the Custodian. The Fund will pay the Custodian a monthly fee computed at an annualized rate of 0.01% of the aggregate value of outstanding Interests in the Fund. The Custodian fee will begin to accrue once the Fund offers its Interests to outside investors.

SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a Distribution Agreement with the Fund. It is not anticipated that the Distributor will be compensated by the Fund for its services rendered under the Distribution Agreement, and no fees were incurred as of September 30, 2004.

4. CAPITAL STRUCTURE

The Interests will be offered during the initial public offering period at the offering price, which is the net asset value. Subsequent to the initial public offering, Interests are expected to be offered and may be purchased on the first Business Day of any fiscal period, or at such other times as the Board may determine. The Board or its designee will have the sole right to accept orders to purchase Interests and reserves the right to reject any order in whole or in part.

The minimum initial investment in the Fund by an investor is $25,000. Subsequent investments must be at least $5,000. These minimums may be waived by the Board from time to time for certain investors, including officers and employees of the Adviser, the

                         SEI Absolute Return Fund, L.P.

4. CAPITAL STRUCTURE (CONTINUED)

Sub-Adviser and their affiliates. Capital accounts will be established for each Investor. As of the last day of each fiscal period, the Fund shall allocate net profits or losses for that fiscal period to the capital accounts of all Investors, in proportion to their respective opening capital account balances for such fiscal period (after taking into account any capital contributions deemed to be made as of the first day of such fiscal period).

The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by Investors. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion. The Fund does not expect to offer to repurchase Interests in the first year following the initial sale of Interests.

Thereafter, the Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests four times each year, as of the last Business Day of March, June, September and December.

5. AFFILIATED TRANSACTIONS

On November 21, 2003, the Adviser and the General Partner contributed $164,441 and $1,000, respectively, to the Fund as seed capital. The Fund paid $2,813 of offering expenses on behalf of the Master Fund, which are represented in the Statement of Financial Condition as Due from SEI Absolute Return Master Fund, L.P.

On August 4, 2004, Adviser and the General Partner were reimbursed 65,441 of their seed capital. This reimbursement was the result of the Adviser reimbursing the Fund for all previously expensed organization and offering costs.

6. RISKS AND UNCERTAINTIES

Upon commencement of operations, the Master Fund will invest in hedge funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risk. Such funds may not be registered as investment companies under the Investment Company Act of 1940. Holdings in such funds may be illiquid, and there may be limited ability to withdraw from such funds. Hedge fund operations may not be transparent, holdings may be undiversified, and there may be multiple levels of fees and expenses levied.

                         SEI Absolute Return Fund, L.P.

7. INDEMNIFICATION RISK

In the normal course of business, the Fund enters into contracts that provide general idemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, management believes the risk of loss from such claims is considered remote.

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer and Chief Financial Officer have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal half-year, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                      SEI Absolute Return Fund, L.P.


By (Signature and Title)*                         /s/ Kevin P. Robins
                                                  -------------------
                                                  Kevin P. Robins
                                                  President

Date: December 3, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                         /s/ Kevin P. Robins
                                                  -------------------
                                                  Kevin P. Robins
                                                  President


Date: December 3, 2004


By (Signature and Title)*                         /s/ Michael J. Leahy
                                                  --------------------
                                                  Michael J. Leahy
                                                  Treasurer

Date: December 3, 2004

* Print the name and title of each signing officer under his or her signature.